UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citizens Communications Co.	5.1	5.1
Weight Watchers International, Inc.	4.1	1.7
Lennar Corp. Class A	3.4	0.5
Walt Disney Co.	2.6	0.0
Expedia, Inc.	2.5	0.0
EchoStar Communications Corp. Class A	2.4	1.6
Moore Wallace, Inc.	2.3	0.0
Aramark Corp. Class B	2.2	2.7
Newmont Mining Corp. Holding Co.	2.0	2.2
Nextel Communications, Inc. Class A	1.9	0.0
	28.5
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.5	21.8
Energy	11.7	7.3
Industrials	9.3	11.7
Health Care	8.4	14.1
Materials	8.4	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 90.0%		Stocks and Equity Futures 91.7%
	Short-Term Investments and Net Other Assets 10.0%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	11.3%	** Foreign investments	8.5%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 25.5%
Hotels, Restaurants & Leisure - 0.2%
Wynn Resorts Ltd.	513,000	$ 9,660
Household Durables - 7.4%
D.R. Horton, Inc.	1,003,647	26,386
Harman International Industries, Inc.	519,700	38,562
KB Home	938,900	58,681
Lennar Corp.:
Class A	2,071,800	138,914
Class B	132,490	8,632
Mohawk Industries, Inc. (a)	442,200	25,519
		296,694
Media - 8.0%
AOL Time Warner, Inc. (a)	4,360,700	66,370
EchoStar Communications Corp. Class A (a)	2,932,200	98,463
Radio One, Inc. Class D (non-vtg.) (a)	2,239,783	37,404
Salem Communications Corp. Class A (a)	681,496	16,901
Walt Disney Co.	5,233,100	102,830
		321,968
Multiline Retail - 2.0%
Big Lots, Inc. (a)	4,488,100	61,083
Saks, Inc. (a)	2,094,000	19,642
		80,725
Specialty Retail - 5.6%
Blockbuster, Inc. Class A	1,650,700	27,897
Hollywood Entertainment Corp. (a)	1,885,900	31,645
Weight Watchers International, Inc. (a)	3,912,800	166,607
		226,149
Textiles Apparel & Luxury Goods - 2.3%
Polo Ralph Lauren Corp. Class A	970,000	25,676
Reebok International Ltd. (a)	1,353,400	42,903
Tommy Hilfiger Corp. (a)	2,684,300	22,817
		91,396
TOTAL CONSUMER DISCRETIONARY		1,026,592
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 4.4%
Food Products - 2.0%
Dean Foods Co. (a)	1,629,245	$ 74,538
Del Monte Foods Co. (a)	594,900	5,425
		79,963
Tobacco - 2.4%
Loews Corp. - Carolina Group	1,137,400	28,617
UST, Inc.	1,964,200	69,356
		97,973
TOTAL CONSUMER STAPLES		177,936
ENERGY - 11.7%
Energy Equipment & Services - 7.3%
BJ Services Co. (a)	390,300	15,889
ENSCO International, Inc.	1,422,300	42,669
Grant Prideco, Inc. (a)	3,612,700	50,397
Nabors Industries Ltd. (a)	679,600	30,636
National-Oilwell, Inc. (a)	2,412,400	58,670
Noble Corp. (a)	1,070,700	38,181
Rowan Companies, Inc.	1,344,000	32,175
Weatherford International Ltd. (a)	522,802	23,709
		292,326
Oil & Gas - 4.4%
Apache Corp.	859,310	56,646
Burlington Resources, Inc.	820,700	43,735
Murphy Oil Corp.	378,800	18,728
Pioneer Natural Resources Co. (a)	1,299,700	34,754
Stelmar Shipping Ltd. (a)	559,600	8,674
Tsakos Energy Navigation Ltd. (c)	1,198,000	15,814
		178,351
TOTAL ENERGY		470,677
FINANCIALS - 5.1%
Capital Markets - 1.0%
Merrill Lynch & Co., Inc.	457,300	19,801
Morgan Stanley	437,100	19,997
		39,798
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 3.6%
ACE Ltd.	2,083,300	$ 76,040
AMBAC Financial Group, Inc.	525,600	35,063
Everest Re Group Ltd.	472,100	34,463
		145,566
Thrifts & Mortgage Finance - 0.5%
Sovereign Bancorp, Inc.	1,208,400	19,721
TOTAL FINANCIALS		205,085
HEALTH CARE - 8.4%
Health Care Equipment & Supplies - 4.5%
Bausch & Lomb, Inc.	182,300	6,916
Baxter International, Inc.	1,999,100	50,657
Edwards Lifesciences Corp. (a)	683,100	20,712
Guidant Corp.	461,200	19,500
St. Jude Medical, Inc. (a)	952,600	53,441
Sybron Dental Specialties, Inc. (a)	1,373,200	29,798
		181,024
Health Care Providers & Services - 2.9%
Caremark Rx, Inc. (a)	1,462,400	33,021
McKesson Corp.	1,170,320	35,484
Per-Se Technologies, Inc. warrants 7/8/03 (a)	1,287	0
Tenet Healthcare Corp. (a)	2,055,100	34,300
Universal Health Services, Inc. Class B (a)	307,400	13,959
		116,764
Pharmaceuticals - 1.0%
Biovail Corp. (a)	900,300	42,172
TOTAL HEALTH CARE		339,960
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.4%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,669,100	54,119
Airlines - 2.4%
Alaska Air Group, Inc. (a)	951,800	18,094
Delta Air Lines, Inc.	2,935,800	39,222
Frontier Airlines, Inc. (a)	1,190,121	8,319
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
JetBlue Airways Corp. (a)	278,150	$ 9,401
Northwest Airlines Corp. (a)	2,602,624	23,241
		98,277
Building Products - 0.5%
American Standard Companies, Inc. (a)	254,000	18,793
Commercial Services & Supplies - 5.0%
Aramark Corp. Class B (a)(c)	4,205,500	88,273
John H. Harland Co.	856,400	20,870
Moore Wallace, Inc. (a)(c)	6,612,740	93,667
		202,810
TOTAL INDUSTRIALS		373,999
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.9%
Polycom, Inc. (a)	2,940,300	37,401
Computers & Peripherals - 0.3%
Seagate Technology	740,400	11,217
Electronic Equipment & Instruments - 3.1%
Ingram Micro, Inc. Class A (a)	1,999,400	22,033
Symbol Technologies, Inc.	5,219,400	69,940
Waters Corp. (a)	1,185,400	33,618
		125,591
Internet Software & Services - 3.0%
Expedia, Inc. (a)	1,360,737	99,946
j2 Global Communications, Inc. (a)	505,955	18,690
		118,636
Software - 0.7%
Autodesk, Inc.	1,884,245	28,094
TOTAL INFORMATION TECHNOLOGY		320,939
MATERIALS - 8.4%
Chemicals - 1.7%
Lyondell Chemical Co.	2,505,500	36,079
Olin Corp.	1,722,000	30,411
		66,490
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 6.7%
Falconbridge Ltd.	3,392,900	$ 44,389
Freeport-McMoRan Copper & Gold, Inc. Class B	623,200	13,679
Massey Energy Co.	2,578,000	36,144
Meridian Gold, Inc. (a)	2,007,200	23,399
Newmont Mining Corp. Holding Co.	2,695,135	79,938
Nucor Corp.	308,100	14,678
Peabody Energy Corp.	1,323,700	43,484
Rio Tinto PLC sponsored ADR	199,100	15,918
		271,629
TOTAL MATERIALS		338,119
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 5.1%
Citizens Communications Co. (a)(c)	16,504,930	203,344
Wireless Telecommunication Services - 1.9%
At Road, Inc. (a)	106,700	941
Nextel Communications, Inc. Class A (a)	5,157,900	77,317
		78,258
TOTAL TELECOMMUNICATION SERVICES		281,602
UTILITIES - 2.2%
Electric Utilities - 2.2%
Ameren Corp.	558,400	25,407
FirstEnergy Corp.	1,698,000	62,503
		87,910
TOTAL COMMON STOCKS (Cost $3,196,718)		3,622,819
Money Market Funds - 11.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	412,738,588	$ 412,739
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	40,149,300	40,149
TOTAL MONEY MARKET FUNDS (Cost $452,888)		452,888
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,649,606)		4,075,707
NET OTHER ASSETS - (1.3)%		(50,686)
NET ASSETS - 100%		$ 4,025,021
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.7%
Canada	5.0%
Bermuda	3.1%
Brazil	1.4%
Cayman Islands	1.2%
Others (individually less than 1%)	0.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $3,158,907,000 and $2,874,379,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $233,000 for the period.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $479,904,000 of which $173,904,000 and $306,000,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $62,882,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,670) (cost $3,649,606) - See accompanying schedule		$ 4,075,707
Receivable for investments sold		82,248
Receivable for fund shares sold		11,362
Dividends receivable		2,469
Interest receivable		341
Other receivables		1,185
Total assets		4,173,312

Liabilities
Payable for investments purchased	$ 99,403
Payable for fund shares redeemed	5,069
Accrued management fee	1,840
Distribution fees payable	1,747
Other payables and accrued expenses	83
Collateral on securities loaned, at value	40,149
Total liabilities		148,291

Net Assets		$ 4,025,021
Net Assets consist of:
Paid in capital		$ 4,126,504
Accumulated net investment loss		(6,157)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(521,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		426,105
Net Assets		$ 4,025,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($536,594 ÷ 30,081 shares)	$ 17.84

Maximum offering price per share (100/94.25 of $17.84)	$ 18.93
Class T: Net Asset Value and redemption price per share ($2,228,980 ÷ 123,918 shares)	$ 17.99

Maximum offering price per share (100/96.50 of $17.99)	$ 18.64
Class B: Net Asset Value and offering price per share ($632,619 ÷ 36,315 shares) A	$ 17.42

Class C: Net Asset Value and offering price per share ($348,331 ÷ 19,986 shares) A	$ 17.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($278,497 ÷ 15,309 shares)	$ 18.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends (including $411 received from affiliated issuers)		$ 13,276
Interest		1,484
Security lending		406
Total income		15,166

Expenses
Management fee	$ 9,681
Transfer agent fees	4,944
Distribution fees	10,368
Accounting and security lending fees	306
Non-interested trustees' compensation	6
Custodian fees and expenses	57
Registration fees	90
Audit	25
Legal	14
Miscellaneous	13
Total expenses before reductions	25,504
Expense reductions	(4,181)	21,323
Net investment income (loss)		(6,157)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $5,764 on sales of investments in affiliated issuers)	63,257
Foreign currency transactions	11
Futures contracts	(1,385)
Total net realized gain (loss)		61,883
Change in net unrealized appreciation (depreciation) on: Investment securities	411,650
Assets and liabilities in foreign currencies	2
Futures contracts	222
Total change in net unrealized appreciation (depreciation)		411,874
Net gain (loss)		473,757
Net increase (decrease) in net assets resulting from operations		$ 467,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,157)	$ (18,200)
Net realized gain (loss)	61,883	(350,730)
Change in net unrealized appreciation (depreciation)	411,874	(78,264)
Net increase (decrease) in net assets resulting from operations	467,600	(447,194)
Distributions to shareholders from net investment income	-	(1,800)
Share transactions - net increase (decrease)	394,948	1,020,890
Total increase (decrease) in net assets	862,548	571,896

Net Assets
Beginning of period	3,162,473	2,590,577
End of period (including accumulated net investment loss of $6,157 and undistributed net investment income of $0, respectively)	$ 4,025,021	$ 3,162,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 17.95	$ 22.36	$ 17.12	$ 13.71	$ 14.04
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06) G	.08	.01	(.05)	(.05)
Net realized and unrealized gain (loss)	2.12	(2.10)G	(2.43)	6.63	3.92	1.17
Total from investment operations	2.11	(2.16)	(2.35)	6.64	3.87	1.12
Distributions from net investment income	-	(.06)	(.04)	-	-	-
Distributions from net realized gain	-	-	(2.02)	(1.40)	(.46)	(1.45)
Total distributions	-	(.06)	(2.06)	(1.40)	(.46)	(1.45)
Net asset value, end of period	$ 17.84	$ 15.73	$ 17.95	$ 22.36	$ 17.12	$ 13.71
Total ReturnB,C,D	13.41%	(12.09)%	(11.73)%	41.50%	29.17%	9.07%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.31%A	1.26%	1.16%	1.14%	1.17%	1.30%
Expenses net of voluntary waivers, if any	1.31%A	1.26%	1.16%	1.14%	1.17%	1.30%
Expenses net of all reductions	1.06%A	1.08%	1.07%	1.11%	1.16%	1.27%
Net investment income (loss)	(.14)%A	(.33)%G	.42%	.04%	(.33)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 537	$ 384	$ 233	$ 134	$ 26	$ 11
Portfolio turnover rate	185%A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 18.09	$ 22.49	$ 17.19	$ 13.75	$ 14.09
Income from Investment Operations
Net investment income (loss)E	(.02)	(.09)G	.04	(.04)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.14	(2.13)G	(2.44)	6.69	3.94	1.17
Total from investment operations	2.12	(2.22)	(2.40)	6.65	3.86	1.10
Distributions from net realized gain	-	-	(2.00)	(1.35)	(.42)	(1.44)
Net asset value, end of period	$ 17.99	$ 15.87	$ 18.09	$ 22.49	$ 17.19	$ 13.75
Total ReturnB,C,D	13.36%	(12.27)%	(11.86)%	41.26%	28.93%	8.87%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.47% A	1.44%	1.36%	1.35%	1.39%	1.42%
Expenses net of voluntary waivers, if any	1.47% A	1.44%	1.36%	1.35%	1.39%	1.42%
Expenses net of all reductions	1.22% A	1.26%	1.28%	1.31%	1.37%	1.39%
Net investment income (loss)	(.31)% A	(.51)% G	.21%	(.17)%	(.55)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,229	$ 1,712	$ 1,405	$ 1,270	$ 505	$ 367
Portfolio turnover rate	185% A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41	$ 17.66	$ 22.06	$ 16.93	$ 13.58	$ 13.94
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18) G	(.07)	(.15)	(.16)	(.14)
Net realized and unrealized gain (loss)	2.07	(2.07) G	(2.40)	6.58	3.90	1.17
Total from investment operations	2.01	(2.25)	(2.47)	6.43	3.74	1.03
Distributions from net realized gain	-	-	(1.93)	(1.30)	(.39)	(1.39)
Net asset value, end of period	$ 17.42	$ 15.41	$ 17.66	$ 22.06	$ 16.93	$ 13.58
Total Return B,C,D	13.04%	(12.74)%	(12.41)%	40.45%	28.32%	8.38%
Ratios to Average Net Assets F
Expenses before expense reductions	2.01% A	1.98%	1.93%	1.89%	1.91%	1.94%
Expenses net of voluntary waivers, if any	2.01% A	1.98%	1.93%	1.89%	1.91%	1.94%
Expenses net of all reductions	1.76% A	1.80%	1.85%	1.85%	1.89%	1.91%
Net investment income (loss)	(.84)% A	(1.05)% G	(.35)%	(.71)%	(1.07)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 633	$ 550	$ 529	$ 406	$ 117	$ 82
Portfolio turnover rate	185% A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 17.66	$ 22.08	$ 16.97	$ 13.64	$ 14.08
Income from Investment Operations
Net investment income (loss) E	(.06)	(.17)G	(.06)	(.15)	(.16)	(.15)
Net realized and unrealized gain (loss)	2.07	(2.07)G	(2.40)	6.59	3.90	1.15
Total from investment operations	2.01	(2.24)	(2.46)	6.44	3.74	1.00
Distributions from net realized gain	-	-	(1.96)	(1.33)	(.41)	(1.44)
Net asset value, end of period	$ 17.43	$ 15.42	$ 17.66	$ 22.08	$ 16.97	$ 13.64
Total ReturnB,C,D	13.04%	(12.68)%	(12.37)%	40.47%	28.24%	8.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.95%A	1.93%	1.90%	1.86%	1.91%	2.16%
Expenses net of voluntary waivers, if any	1.95%A	1.93%	1.90%	1.86%	1.91%	2.15%
Expenses net of all reductions	1.70%A	1.75%	1.81%	1.82%	1.90%	2.11%
Net investment income (loss)	(.78)%A	(1.00)%G	(.32)%	(.68)%	(1.07)%	(1.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 296	$ 259	$ 187	$ 37	$ 13
Portfolio turnover rate	185%A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 18.22	$ 22.63	$ 17.28	$ 13.82	$ 14.12
Income from Investment Operations
Net investment income (loss)D	.03	.02 F	.15	.08	- G	.01
Net realized and unrealized gain (loss)	2.16	(2.14) F	(2.46)	6.70	3.95	1.18
Total from investment operations	2.19	(2.12)	(2.31)	6.78	3.95	1.19
Distributions from net investment income	-	(.10)	(.08)	-	-	-
Distributions from net realized gain	-	-	(2.02)	(1.43)	(.49)	(1.49)
Total distributions	-	(.10)	(2.10)	(1.43)	(.49)	(1.49)
Net asset value, end of period	$ 18.19	$ 16.00	$18.22	$ 22.63	$ 17.28	$ 13.82
Total ReturnB,C	13.69%	(11.72)%	(11.41)%	42.01%	29.59%	9.60%
Ratios to Average Net Assets E
Expenses before expense reductions	.82% A	.82%	.82%	.83%	.86%	.87%
Expenses net of voluntary waivers, if any	.82% A	.82%	.82%	.83%	.86%	.87%
Expenses net of all reductions	.56% A	.64%	.73%	.79%	.84%	.84%
Net investment income (loss)	.35% A	.11%F	.76%	.35%	(.02)%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 278	$ 221	$ 165	$ 90	$ 49	$ 35
Portfolio turnover rate	185% A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 490,263
Unrealized depreciation	(89,380)
Net unrealized appreciation (depreciation)	$ 400,883
Cost for federal income tax purposes	$ 3,674,824

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.10%	.25%	$ 729	$ 1	$ 203
Class T	.35%	.25%	5,427	-	881
Class B	.75%	.25%	2,730	2,049	-
Class C	.75%	.25%	1,482	395	-
			$ 10,368	$ 2,445	$ 1,084

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 164
Class T	90
Class B*	821
Class C*	31
$ 1,106

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 735	.35*
Class T	2,388	.26*
Class B	1,086	.40*
Class C	500	.34*
Institutional Class	235	.20*
	$ 4,944

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,472 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 3,094	$ 3
Class A	203	-	-
Class T	881	-	-
	$ 1,084	$ 3,094	$ 3

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ -	$ 822
Institutional Class	-	978
Total	$ -	$ 1,800

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	8,912	16,535	$ 139,595	$ 286,057
Reinvestment of distributions	-	41	-	773
Shares redeemed	(3,216)	(5,150)	(49,766)	(86,019)
Net increase (decrease)	5,696	11,426	$ 89,829	$ 200,811
Class T
Shares sold	30,600	58,922	$ 484,289	$ 1,024,241
Shares redeemed	(14,546)	(28,754)	(227,565)	(480,003)
Net increase (decrease)	16,054	30,168	$ 256,724	$ 544,238
Class B
Shares sold	4,218	14,582	$ 65,137	$ 253,803
Shares redeemed	(3,595)	(8,844)	(54,271)	(143,885)
Net increase (decrease)	623	5,738	$ 10,866	$ 109,918
Class C
Shares sold	3,017	9,831	$ 46,637	$ 168,957
Shares redeemed	(2,218)	(5,302)	(33,469)	(87,374)
Net increase (decrease)	799	4,529	$ 13,168	$ 81,583
Institutional Class
Shares sold	3,369	8,735	$ 53,828	$ 152,931
Reinvestment of distributions	-	32	-	600
Shares redeemed	(1,864)	(4,018)	(29,467)	(69,191)
Net increase (decrease)	1,505	4,749	$ 24,361	$ 84,340

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AdvancePCS Class A	$ -	$ 19,744	$ -	$ -
Aramark Corp. Class B	11,161	-	-	88,273
Citizens Communications Co. .	9,381	5,823	-	203,344
j2 Global Communications, Inc.	14,000	15,412	-	-
Massey Energy Corp.	-	10,407	172	-
Moore Wallace, Inc.	10,296	-	-	93,667
Tsakos Energy Navigation Ltd.	2,442	-	239	15,814
TOTALS	$ 47,280	$ 51,386	$ 411	$ 401,098

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

MC-USAN-0703

1.786799.100

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citizens Communications Co.	5.1	5.1
Weight Watchers International, Inc.	4.1	1.7
Lennar Corp. Class A	3.4	0.5
Walt Disney Co.	2.6	0.0
Expedia, Inc.	2.5	0.0
EchoStar Communications Corp. Class A	2.4	1.6
Moore Wallace, Inc.	2.3	0.0
Aramark Corp. Class B	2.2	2.7
Newmont Mining Corp. Holding Co.	2.0	2.2
Nextel Communications, Inc. Class A	1.9	0.0
	28.5
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.5	21.8
Energy	11.7	7.3
Industrials	9.3	11.7
Health Care	8.4	14.1
Materials	8.4	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 90.0%		Stocks and Equity Futures 91.7%
	Short-Term Investments and Net Other Assets 10.0%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	11.3%	** Foreign investments	8.5%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 25.5%
Hotels, Restaurants & Leisure - 0.2%
Wynn Resorts Ltd.	513,000	$ 9,660
Household Durables - 7.4%
D.R. Horton, Inc.	1,003,647	26,386
Harman International Industries, Inc.	519,700	38,562
KB Home	938,900	58,681
Lennar Corp.:
Class A	2,071,800	138,914
Class B	132,490	8,632
Mohawk Industries, Inc. (a)	442,200	25,519
		296,694
Media - 8.0%
AOL Time Warner, Inc. (a)	4,360,700	66,370
EchoStar Communications Corp. Class A (a)	2,932,200	98,463
Radio One, Inc. Class D (non-vtg.) (a)	2,239,783	37,404
Salem Communications Corp. Class A (a)	681,496	16,901
Walt Disney Co.	5,233,100	102,830
		321,968
Multiline Retail - 2.0%
Big Lots, Inc. (a)	4,488,100	61,083
Saks, Inc. (a)	2,094,000	19,642
		80,725
Specialty Retail - 5.6%
Blockbuster, Inc. Class A	1,650,700	27,897
Hollywood Entertainment Corp. (a)	1,885,900	31,645
Weight Watchers International, Inc. (a)	3,912,800	166,607
		226,149
Textiles Apparel & Luxury Goods - 2.3%
Polo Ralph Lauren Corp. Class A	970,000	25,676
Reebok International Ltd. (a)	1,353,400	42,903
Tommy Hilfiger Corp. (a)	2,684,300	22,817
		91,396
TOTAL CONSUMER DISCRETIONARY		1,026,592
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 4.4%
Food Products - 2.0%
Dean Foods Co. (a)	1,629,245	$ 74,538
Del Monte Foods Co. (a)	594,900	5,425
		79,963
Tobacco - 2.4%
Loews Corp. - Carolina Group	1,137,400	28,617
UST, Inc.	1,964,200	69,356
		97,973
TOTAL CONSUMER STAPLES		177,936
ENERGY - 11.7%
Energy Equipment & Services - 7.3%
BJ Services Co. (a)	390,300	15,889
ENSCO International, Inc.	1,422,300	42,669
Grant Prideco, Inc. (a)	3,612,700	50,397
Nabors Industries Ltd. (a)	679,600	30,636
National-Oilwell, Inc. (a)	2,412,400	58,670
Noble Corp. (a)	1,070,700	38,181
Rowan Companies, Inc.	1,344,000	32,175
Weatherford International Ltd. (a)	522,802	23,709
		292,326
Oil & Gas - 4.4%
Apache Corp.	859,310	56,646
Burlington Resources, Inc.	820,700	43,735
Murphy Oil Corp.	378,800	18,728
Pioneer Natural Resources Co. (a)	1,299,700	34,754
Stelmar Shipping Ltd. (a)	559,600	8,674
Tsakos Energy Navigation Ltd. (c)	1,198,000	15,814
		178,351
TOTAL ENERGY		470,677
FINANCIALS - 5.1%
Capital Markets - 1.0%
Merrill Lynch & Co., Inc.	457,300	19,801
Morgan Stanley	437,100	19,997
		39,798
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 3.6%
ACE Ltd.	2,083,300	$ 76,040
AMBAC Financial Group, Inc.	525,600	35,063
Everest Re Group Ltd.	472,100	34,463
		145,566
Thrifts & Mortgage Finance - 0.5%
Sovereign Bancorp, Inc.	1,208,400	19,721
TOTAL FINANCIALS		205,085
HEALTH CARE - 8.4%
Health Care Equipment & Supplies - 4.5%
Bausch & Lomb, Inc.	182,300	6,916
Baxter International, Inc.	1,999,100	50,657
Edwards Lifesciences Corp. (a)	683,100	20,712
Guidant Corp.	461,200	19,500
St. Jude Medical, Inc. (a)	952,600	53,441
Sybron Dental Specialties, Inc. (a)	1,373,200	29,798
		181,024
Health Care Providers & Services - 2.9%
Caremark Rx, Inc. (a)	1,462,400	33,021
McKesson Corp.	1,170,320	35,484
Per-Se Technologies, Inc. warrants 7/8/03 (a)	1,287	0
Tenet Healthcare Corp. (a)	2,055,100	34,300
Universal Health Services, Inc. Class B (a)	307,400	13,959
		116,764
Pharmaceuticals - 1.0%
Biovail Corp. (a)	900,300	42,172
TOTAL HEALTH CARE		339,960
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.4%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,669,100	54,119
Airlines - 2.4%
Alaska Air Group, Inc. (a)	951,800	18,094
Delta Air Lines, Inc.	2,935,800	39,222
Frontier Airlines, Inc. (a)	1,190,121	8,319
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
JetBlue Airways Corp. (a)	278,150	$ 9,401
Northwest Airlines Corp. (a)	2,602,624	23,241
		98,277
Building Products - 0.5%
American Standard Companies, Inc. (a)	254,000	18,793
Commercial Services & Supplies - 5.0%
Aramark Corp. Class B (a)(c)	4,205,500	88,273
John H. Harland Co.	856,400	20,870
Moore Wallace, Inc. (a)(c)	6,612,740	93,667
		202,810
TOTAL INDUSTRIALS		373,999
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.9%
Polycom, Inc. (a)	2,940,300	37,401
Computers & Peripherals - 0.3%
Seagate Technology	740,400	11,217
Electronic Equipment & Instruments - 3.1%
Ingram Micro, Inc. Class A (a)	1,999,400	22,033
Symbol Technologies, Inc.	5,219,400	69,940
Waters Corp. (a)	1,185,400	33,618
		125,591
Internet Software & Services - 3.0%
Expedia, Inc. (a)	1,360,737	99,946
j2 Global Communications, Inc. (a)	505,955	18,690
		118,636
Software - 0.7%
Autodesk, Inc.	1,884,245	28,094
TOTAL INFORMATION TECHNOLOGY		320,939
MATERIALS - 8.4%
Chemicals - 1.7%
Lyondell Chemical Co.	2,505,500	36,079
Olin Corp.	1,722,000	30,411
		66,490
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 6.7%
Falconbridge Ltd.	3,392,900	$ 44,389
Freeport-McMoRan Copper & Gold, Inc. Class B	623,200	13,679
Massey Energy Co.	2,578,000	36,144
Meridian Gold, Inc. (a)	2,007,200	23,399
Newmont Mining Corp. Holding Co.	2,695,135	79,938
Nucor Corp.	308,100	14,678
Peabody Energy Corp.	1,323,700	43,484
Rio Tinto PLC sponsored ADR	199,100	15,918
		271,629
TOTAL MATERIALS		338,119
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 5.1%
Citizens Communications Co. (a)(c)	16,504,930	203,344
Wireless Telecommunication Services - 1.9%
At Road, Inc. (a)	106,700	941
Nextel Communications, Inc. Class A (a)	5,157,900	77,317
		78,258
TOTAL TELECOMMUNICATION SERVICES		281,602
UTILITIES - 2.2%
Electric Utilities - 2.2%
Ameren Corp.	558,400	25,407
FirstEnergy Corp.	1,698,000	62,503
		87,910
TOTAL COMMON STOCKS (Cost $3,196,718)		3,622,819
Money Market Funds - 11.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	412,738,588	$ 412,739
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	40,149,300	40,149
TOTAL MONEY MARKET FUNDS (Cost $452,888)		452,888
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,649,606)		4,075,707
NET OTHER ASSETS - (1.3)%		(50,686)
NET ASSETS - 100%		$ 4,025,021
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.7%
Canada	5.0%
Bermuda	3.1%
Brazil	1.4%
Cayman Islands	1.2%
Others (individually less than 1%)	0.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $3,158,907,000 and $2,874,379,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $233,000 for the period.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $479,904,000 of which $173,904,000 and $306,000,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $62,882,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,670) (cost $3,649,606) - See accompanying schedule		$ 4,075,707
Receivable for investments sold		82,248
Receivable for fund shares sold		11,362
Dividends receivable		2,469
Interest receivable		341
Other receivables		1,185
Total assets		4,173,312

Liabilities
Payable for investments purchased	$ 99,403
Payable for fund shares redeemed	5,069
Accrued management fee	1,840
Distribution fees payable	1,747
Other payables and accrued expenses	83
Collateral on securities loaned, at value	40,149
Total liabilities		148,291

Net Assets		$ 4,025,021
Net Assets consist of:
Paid in capital		$ 4,126,504
Accumulated net investment loss		(6,157)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(521,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		426,105
Net Assets		$ 4,025,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($536,594 ÷ 30,081 shares)	$ 17.84

Maximum offering price per share (100/94.25 of $17.84)	$ 18.93
Class T: Net Asset Value and redemption price per share ($2,228,980 ÷ 123,918 shares)	$ 17.99

Maximum offering price per share (100/96.50 of $17.99)	$ 18.64
Class B: Net Asset Value and offering price per share ($632,619 ÷ 36,315 shares) A	$ 17.42

Class C: Net Asset Value and offering price per share ($348,331 ÷ 19,986 shares) A	$ 17.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($278,497 ÷ 15,309 shares)	$ 18.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends (including $411 received from affiliated issuers)		$ 13,276
Interest		1,484
Security lending		406
Total income		15,166

Expenses
Management fee	$ 9,681
Transfer agent fees	4,944
Distribution fees	10,368
Accounting and security lending fees	306
Non-interested trustees' compensation	6
Custodian fees and expenses	57
Registration fees	90
Audit	25
Legal	14
Miscellaneous	13
Total expenses before reductions	25,504
Expense reductions	(4,181)	21,323
Net investment income (loss)		(6,157)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $5,764 on sales of investments in affiliated issuers)	63,257
Foreign currency transactions	11
Futures contracts	(1,385)
Total net realized gain (loss)		61,883
Change in net unrealized appreciation (depreciation) on: Investment securities	411,650
Assets and liabilities in foreign currencies	2
Futures contracts	222
Total change in net unrealized appreciation (depreciation)		411,874
Net gain (loss)		473,757
Net increase (decrease) in net assets resulting from operations		$ 467,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,157)	$ (18,200)
Net realized gain (loss)	61,883	(350,730)
Change in net unrealized appreciation (depreciation)	411,874	(78,264)
Net increase (decrease) in net assets resulting from operations	467,600	(447,194)
Distributions to shareholders from net investment income	-	(1,800)
Share transactions - net increase (decrease)	394,948	1,020,890
Total increase (decrease) in net assets	862,548	571,896

Net Assets
Beginning of period	3,162,473	2,590,577
End of period (including accumulated net investment loss of $6,157 and undistributed net investment income of $0, respectively)	$ 4,025,021	$ 3,162,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 17.95	$ 22.36	$ 17.12	$ 13.71	$ 14.04
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06) G	.08	.01	(.05)	(.05)
Net realized and unrealized gain (loss)	2.12	(2.10)G	(2.43)	6.63	3.92	1.17
Total from investment operations	2.11	(2.16)	(2.35)	6.64	3.87	1.12
Distributions from net investment income	-	(.06)	(.04)	-	-	-
Distributions from net realized gain	-	-	(2.02)	(1.40)	(.46)	(1.45)
Total distributions	-	(.06)	(2.06)	(1.40)	(.46)	(1.45)
Net asset value, end of period	$ 17.84	$ 15.73	$ 17.95	$ 22.36	$ 17.12	$ 13.71
Total ReturnB,C,D	13.41%	(12.09)%	(11.73)%	41.50%	29.17%	9.07%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.31%A	1.26%	1.16%	1.14%	1.17%	1.30%
Expenses net of voluntary waivers, if any	1.31%A	1.26%	1.16%	1.14%	1.17%	1.30%
Expenses net of all reductions	1.06%A	1.08%	1.07%	1.11%	1.16%	1.27%
Net investment income (loss)	(.14)%A	(.33)%G	.42%	.04%	(.33)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 537	$ 384	$ 233	$ 134	$ 26	$ 11
Portfolio turnover rate	185%A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 18.09	$ 22.49	$ 17.19	$ 13.75	$ 14.09
Income from Investment Operations
Net investment income (loss)E	(.02)	(.09)G	.04	(.04)	(.08)	(.07)
Net realized and unrealized gain (loss)	2.14	(2.13)G	(2.44)	6.69	3.94	1.17
Total from investment operations	2.12	(2.22)	(2.40)	6.65	3.86	1.10
Distributions from net realized gain	-	-	(2.00)	(1.35)	(.42)	(1.44)
Net asset value, end of period	$ 17.99	$ 15.87	$ 18.09	$ 22.49	$ 17.19	$ 13.75
Total ReturnB,C,D	13.36%	(12.27)%	(11.86)%	41.26%	28.93%	8.87%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.47% A	1.44%	1.36%	1.35%	1.39%	1.42%
Expenses net of voluntary waivers, if any	1.47% A	1.44%	1.36%	1.35%	1.39%	1.42%
Expenses net of all reductions	1.22% A	1.26%	1.28%	1.31%	1.37%	1.39%
Net investment income (loss)	(.31)% A	(.51)% G	.21%	(.17)%	(.55)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,229	$ 1,712	$ 1,405	$ 1,270	$ 505	$ 367
Portfolio turnover rate	185% A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41	$ 17.66	$ 22.06	$ 16.93	$ 13.58	$ 13.94
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18) G	(.07)	(.15)	(.16)	(.14)
Net realized and unrealized gain (loss)	2.07	(2.07) G	(2.40)	6.58	3.90	1.17
Total from investment operations	2.01	(2.25)	(2.47)	6.43	3.74	1.03
Distributions from net realized gain	-	-	(1.93)	(1.30)	(.39)	(1.39)
Net asset value, end of period	$ 17.42	$ 15.41	$ 17.66	$ 22.06	$ 16.93	$ 13.58
Total Return B,C,D	13.04%	(12.74)%	(12.41)%	40.45%	28.32%	8.38%
Ratios to Average Net Assets F
Expenses before expense reductions	2.01% A	1.98%	1.93%	1.89%	1.91%	1.94%
Expenses net of voluntary waivers, if any	2.01% A	1.98%	1.93%	1.89%	1.91%	1.94%
Expenses net of all reductions	1.76% A	1.80%	1.85%	1.85%	1.89%	1.91%
Net investment income (loss)	(.84)% A	(1.05)% G	(.35)%	(.71)%	(1.07)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 633	$ 550	$ 529	$ 406	$ 117	$ 82
Portfolio turnover rate	185% A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 17.66	$ 22.08	$ 16.97	$ 13.64	$ 14.08
Income from Investment Operations
Net investment income (loss) E	(.06)	(.17)G	(.06)	(.15)	(.16)	(.15)
Net realized and unrealized gain (loss)	2.07	(2.07)G	(2.40)	6.59	3.90	1.15
Total from investment operations	2.01	(2.24)	(2.46)	6.44	3.74	1.00
Distributions from net realized gain	-	-	(1.96)	(1.33)	(.41)	(1.44)
Net asset value, end of period	$ 17.43	$ 15.42	$ 17.66	$ 22.08	$ 16.97	$ 13.64
Total ReturnB,C,D	13.04%	(12.68)%	(12.37)%	40.47%	28.24%	8.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.95%A	1.93%	1.90%	1.86%	1.91%	2.16%
Expenses net of voluntary waivers, if any	1.95%A	1.93%	1.90%	1.86%	1.91%	2.15%
Expenses net of all reductions	1.70%A	1.75%	1.81%	1.82%	1.90%	2.11%
Net investment income (loss)	(.78)%A	(1.00)%G	(.32)%	(.68)%	(1.07)%	(1.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 348	$ 296	$ 259	$ 187	$ 37	$ 13
Portfolio turnover rate	185%A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 18.22	$ 22.63	$ 17.28	$ 13.82	$ 14.12
Income from Investment Operations
Net investment income (loss)D	.03	.02 F	.15	.08	- G	.01
Net realized and unrealized gain (loss)	2.16	(2.14) F	(2.46)	6.70	3.95	1.18
Total from investment operations	2.19	(2.12)	(2.31)	6.78	3.95	1.19
Distributions from net investment income	-	(.10)	(.08)	-	-	-
Distributions from net realized gain	-	-	(2.02)	(1.43)	(.49)	(1.49)
Total distributions	-	(.10)	(2.10)	(1.43)	(.49)	(1.49)
Net asset value, end of period	$ 18.19	$ 16.00	$18.22	$ 22.63	$ 17.28	$ 13.82
Total ReturnB,C	13.69%	(11.72)%	(11.41)%	42.01%	29.59%	9.60%
Ratios to Average Net Assets E
Expenses before expense reductions	.82% A	.82%	.82%	.83%	.86%	.87%
Expenses net of voluntary waivers, if any	.82% A	.82%	.82%	.83%	.86%	.87%
Expenses net of all reductions	.56% A	.64%	.73%	.79%	.84%	.84%
Net investment income (loss)	.35% A	.11%F	.76%	.35%	(.02)%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 278	$ 221	$ 165	$ 90	$ 49	$ 35
Portfolio turnover rate	185% A	221%	243%	251%	163%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 490,263
Unrealized depreciation	(89,380)
Net unrealized appreciation (depreciation)	$ 400,883
Cost for federal income tax purposes	$ 3,674,824

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.10%	.25%	$ 729	$ 1	$ 203
Class T	.35%	.25%	5,427	-	881
Class B	.75%	.25%	2,730	2,049	-
Class C	.75%	.25%	1,482	395	-
			$ 10,368	$ 2,445	$ 1,084

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 164
Class T	90
Class B*	821
Class C*	31
$ 1,106

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 735	.35*
Class T	2,388	.26*
Class B	1,086	.40*
Class C	500	.34*
Institutional Class	235	.20*
	$ 4,944

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,472 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 3,094	$ 3
Class A	203	-	-
Class T	881	-	-
	$ 1,084	$ 3,094	$ 3

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ -	$ 822
Institutional Class	-	978
Total	$ -	$ 1,800

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	8,912	16,535	$ 139,595	$ 286,057
Reinvestment of distributions	-	41	-	773
Shares redeemed	(3,216)	(5,150)	(49,766)	(86,019)
Net increase (decrease)	5,696	11,426	$ 89,829	$ 200,811
Class T
Shares sold	30,600	58,922	$ 484,289	$ 1,024,241
Shares redeemed	(14,546)	(28,754)	(227,565)	(480,003)
Net increase (decrease)	16,054	30,168	$ 256,724	$ 544,238
Class B
Shares sold	4,218	14,582	$ 65,137	$ 253,803
Shares redeemed	(3,595)	(8,844)	(54,271)	(143,885)
Net increase (decrease)	623	5,738	$ 10,866	$ 109,918
Class C
Shares sold	3,017	9,831	$ 46,637	$ 168,957
Shares redeemed	(2,218)	(5,302)	(33,469)	(87,374)
Net increase (decrease)	799	4,529	$ 13,168	$ 81,583
Institutional Class
Shares sold	3,369	8,735	$ 53,828	$ 152,931
Reinvestment of distributions	-	32	-	600
Shares redeemed	(1,864)	(4,018)	(29,467)	(69,191)
Net increase (decrease)	1,505	4,749	$ 24,361	$ 84,340

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AdvancePCS Class A	$ -	$ 19,744	$ -	$ -
Aramark Corp. Class B	11,161	-	-	88,273
Citizens Communications Co. .	9,381	5,823	-	203,344
j2 Global Communications, Inc.	14,000	15,412	-	-
Massey Energy Corp.	-	10,407	172	-
Moore Wallace, Inc.	10,296	-	-	93,667
Tsakos Energy Navigation Ltd.	2,442	-	239	15,814
TOTALS	$ 47,280	$ 51,386	$ 411	$ 401,098

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

MCI-USAN-0703

1.786800.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Mid Cap Fund (a fund of Fidelity Advisor Series I) disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Advisor Mid Cap Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Advisor Mid Cap Fund internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 22, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2003